World Omni Auto Receivables Trust 2011-B	Exhibit 99.1
Monthly Servicer Certificate
January 31, 2014

Dates Covered
Collections Period	01/01/14 - 01/31/14
Interest Accrual Period	01/15/14 - 02/17/14
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/13	246,593,141.01	18,992
Yield Supplement Overcollateralization Amount at 12/31/13	4,735,592.22	0
Receivables Balance at 12/31/13	251,328,733.23	18,992
Principal Payments	12,124,212.29	392
Defaulted Receivables	524,221.62	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/14	4,362,863.83	0
Pool Balance at 01/31/14	234,317,435.49	18,569

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Delinquent Receivables:
Past Due 31-60 days	4,531,023.84	297
Past Due 61-90 days	1,338,297.85	87
Past Due 91 + days	159,394.49	10
Total	6,028,716.18	394

Total 31+ Delinquent as % Ending Pool Balance	2.57%

Recoveries	342,297.52

Aggregate Net Losses/(Gains) - January 2014	181,924.10

Overcollateralization Target Amount	12,301,665.36
Actual Overcollateralization	12,301,665.36

Weighted Average APR	4.04%
Weighted Average APR, Yield Adjusted	5.50%
Weighted Average Remaining Term	36.58

Flow of Funds	$ Amount

Collections	13,314,599.60
Advances	(7,986.62)
Investment Earnings on Cash Accounts	1,776.32
Servicing Fee	(209,440.61)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	13,098,948.69

Distributions of Available Funds
(1) Class A Interest	198,551.93
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	11,631,230.98
(7) Distribution to Certificateholders	1,237,497.33
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	13,098,948.69

Servicing Fee	209,440.61
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 01/15/14	233,647,001.11
Principal Paid	11,631,230.98
Note Balance @ 02/18/14	222,015,770.13

Class A-1
Note Balance @ 01/15/14	0.00
Principal Paid	0.00
Note Balance @ 02/18/14	0.00
Note Factor @ 02/18/14	0.0000000%

Class A-2
Note Balance @ 01/15/14	0.00
Principal Paid	0.00
Note Balance @ 02/18/14	0.00
Note Factor @ 02/18/14	0.0000000%

Class A-3
Note Balance @ 01/15/14	126,923,001.11
Principal Paid	11,631,230.98
Note Balance @ 02/18/14	115,291,770.13
Note Factor @ 02/18/14	47.4451729%

Class A-4
Note Balance @ 01/15/14	87,531,000.00
Principal Paid	0.00
Note Balance @ 02/18/14	87,531,000.00
Note Factor @ 02/18/14	100.0000000%

Class B
Note Balance @ 01/15/14	19,193,000.00
Principal Paid	0.00
Note Balance @ 02/18/14	19,193,000.00
Note Factor @ 02/18/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	230,220.38
Total Principal Paid	11,631,230.98
Total Paid	11,861,451.36

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.96000%
Interest Paid	101,538.40
Principal Paid	11,631,230.98
Total Paid to A-3 Holders	11,732,769.38

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00
Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00
Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3266816
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.5046614
Total Distribution Amount	16.8313430

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4178535
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	47.8651481
Total A-3 Distribution Amount	48.2830016

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 12/31/13	58,893.90
Balance as of 01/31/14	50,907.28
Change	(7,986.62)

Reserve Account
Balance as of 01/15/14	1,810,700.07
Investment Earnings	230.69
Investment Earnings Paid	(230.69)
Deposit/(Withdrawal)	—
Balance as of 02/18/14	1,810,700.07
Change	—

Required Reserve Amount	1,810,700.07